Common Stock and Warrants - Schedule of Warrant Activity (Details) (10-K) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Number of Warrants, Outstanding, Beginning Balance	4,901,119	3,818,909	3,138,046
Number of Warrants, Granted		1,905,700	1,782,478
Number of Warrants, Exercised			(999,925)
Number of Warrants, Cashless Conversions		(337,500)
Number of Warrants, Expired		(90,000)	(11,680)
Number of Warrants, Cancelled		(396,000)	(90,000)
Number of Warrants, Outstanding, Ending Balance	5,727,610	4,901,119	3,818,909
Weighted-Average Exercise Price, Outstanding, Beginning Balance	$ 0.55	$ 0.55	$ 0.66
Weighted-Average Exercise Price, Granted		0.52	0.46
Weighted-Average Exercise Price, Cashless Conversions		0.32
Weighted-Average Exercise Price, Exercised			0.40
Weighted-Average Exercise Price, Expired		0.56	0.33
Weighted-Average Exercise Price, Cancelled		0.58	1.11
Weighted-Average Exercise Price, Outstanding, Ending Balance	$ 0.50	$ 0.55	$ 0.55
Warrants Exercisable, Outstanding, Beginning Balance	4,072,369	3,036,036	2,190,241
Warrants Exercisable, Outstanding, Ending Balance	5,073,860	4,072,369	3,036,036
Weighted-Average Exercisable Price, Outstanding, Beginning Balance	$ 0.53	$ 0.54	$ 0.63
Weighted-Average Exercisable Price, Outstanding, Ending Balance	$ 0.48	$ 0.53	$ 0.54